Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of assets acquired and liabilities assumed and allocation of consideration
The Company accounted for its acquisition of NGC as a business combination.
The following table presents the fair value of the assets acquired and liabilities assumed in the acquisition of NGC as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$146
Accounts receivable, net	2,487
Prepaid expenses and other current assets	398
Inventories, net	3,400
Property, plant and equipment, net	10,858
Right-of-use assets	2,842
Licenses	15,387
Trade name	201
Goodwill	5,269
Deferred tax liabilities	(4,131)
Liabilities assumed	(13,084)
Net assets acquired	$23,773

Consideration paid in cash, net of working capital adjustments	$2,368
Equity consideration	15,053
Contingent consideration classified as a liability	6,352
Total consideration	$23,773

Cash outflow, net of cash acquired	$2,222
The following table presents the fair value of the assets acquired and liabilities assumed in the acquisition of Curaleaf Poland as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$48
Accounts receivable, net	414
Prepaid expenses and other current assets	2
Inventories, net	661
Property, plant and equipment, net	14
Licenses	2,063
Trade name	97
Non-compete agreements	32
Goodwill	931
Deferred tax liabilities	(548)
Liabilities assumed	(891)
Net assets acquired	$2,823

Consideration paid in cash, net of working capital adjustments	$832
Equity consideration	773
Deferred consideration classified as a liability	1,218
Total consideration	$2,823

Cash outflow, net of cash acquired	$784
The Company accounted for its acquisition of Dark Heart as an asset acquisition.
The following table presents the fair value of the assets acquired in the acquisition of Dark Heart as of the acquisition date and an allocation of the consideration to net assets acquired:

Intellectual Property	$9,365
Net assets acquired	$9,365

Consideration paid in cash, net of working capital adjustments	$1,693
Cancelled loan (including accrued interest)	7,672
Total consideration	$9,365
The following table presents the fair value of the assets acquired and liabilities assumed in the acquisition of Deseret as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$1,360
Prepaid expenses and other current assets	137
Inventories, net	807
Property, plant and equipment, net	1,692
Right-of-use assets	406
Other assets	57
Licenses	10,620
Trade name	890
Non-compete agreements	230
Goodwill	7,002
Deferred tax liabilities	(3,339)
Liabilities assumed	(5,242)
Net assets acquired	$14,620

Consideration paid in cash	$2,067
Deferred consideration classified as a liability	12,553
Total consideration	$14,620

Cash outflow, net of cash acquired	$707

Schedule of changes in the contingent consideration account balance
The changes in the Company’s contingent consideration liability as of December 31, 2024 and 2023 are as follows:

	HMS	EMMAC(1)	Sapphire	Four20	Tryke(3)	NGC(2)	Total
Total contingent consideration liability, December 31, 2022	$1,854	$10,361	$3,895	$4,690	$8,310	$—	$29,110
Payments of contingent consideration	(1,854)	(4,529)	(4,112)	(3,414)	—	—	(13,909)
Revaluation of contingent consideration	—	(1,729)	—	1,163	989	—	423
Effect of exchange rate differences	—	621	217	163	—	—	1,001
Total contingent consideration liability, December 31, 2023	—	4,724	—	2,602	9,299	—	16,625
Contingent consideration recognized on acquisition	—	—	—	—	—	6,352	6,352
Issuance of SVS as settlement of contingent consideration	—	—	—	(3,581)	(9,299)	—	(12,880)
Revaluation of contingent consideration	—	(1,820)	—	1,058	—	(3,042)	(3,804)
Effect of exchange rate differences	—	(67)	—	(79)	—	—	(146)
Total contingent consideration liability, December 31, 2024	—	2,837	—	—	—	3,310	6,147
Less: Contingent consideration liability - current	—	—	—	—	—	(3,310)	(3,310)
Contingent consideration liability - net of current	$—	$2,837	$—	$—	$—	$—	$2,837

(1) Consideration is contingent on the ability of EMMAC (as defined herein) to obtain a recreational cannabis license in Europe and is payable in both cash and SVS upon achievement. Payouts, if any, are expected in January 2027.

(2) Consideration was contingent on NGC achieving certain margin targets during the fiscal year ending December 31, 2024 and is payable in both cash and SVS. Payouts are expected to occur in the first quarter of 2025.

(3) Consideration was contingent on Tryke achieving certain EBITDA targets and the resolution of certain indemnity claims. In January 2024, the Company issued 2,367,000 SVS to the sellers of Tryke upon expiration of the indemnification period, which expired 15 months after the closing date of the Tryke acquisition.

Schedule of deferred consideration liability
The changes in the Company’s deferred consideration liability as of December 31, 2024 and 2023 are as follows:

	Deseret	Tryke(1)	NRPC(2)	Curaleaf Poland(3)	Total
Total deferred consideration liability, December 31, 2022	$—	$59,300	$2,000	$—	$61,300
Deferred consideration recognized on acquisition	12,553	—	—	—	12,553
Interest expense on deferred consideration	—	9,710	—	—	9,710
Change in fair value on deferred consideration paid	(2,637)	—	—	—	(2,637)
Payments of deferred consideration	(9,916)	(27,358)	—	—	(37,274)
Total deferred consideration liability, December 31, 2023	—	41,652	2,000	—	43,652
Deferred consideration recognized on acquisition	—	—	—	1,218	1,218
Interest expense on deferred consideration	—	5,913	—	—	5,913
Effect of exchange rate differences	—	—	—	82	82
Reversal of interest expense on deferred consideration	—	(11)	—	—	(11)
Change in fair value on deferred consideration paid	—	—	—	(796)	(796)
Post-closing purchase price adjustment (4)	—	(3,740)	—	—	(3,740)
Payments of deferred consideration	—	(11,250)	—	—	(11,250)
Total deferred consideration liability, December 31, 2024	—	32,564	2,000	504	35,068
Less: Deferred consideration liability - current	—	(32,564)	—	(504)	(33,068)
Deferred consideration liability - net of current	$—	$—	$2,000	$—	$2,000

(1) Deferred consideration is related to the second and third anniversary payment due from the Company to the sellers of Tryke of $21.2 million and $25.0 million, respectively. The second anniversary payment consists of a lump sum payment and monthly installments through October 2025. The third anniversary payment is due in October 2025, and the implied interest rate is 10%.

(2) Deferred consideration is related to the settlement of pending litigation.
(3) Deferred consideration was related to Curaleaf Poland achieving certain earnings metrics and is payable in both cash and SVS. Payouts are expected to occur in the first quarter of 2025.
(4) On October 4, 2024, the Company entered into a settlement agreement with the sellers of Tryke Companies, pursuant to which the Company received a $3.7 million post-closing purchase price adjustment that reduced the Company’s second anniversary payment.